Condensed Consolidated Interim Statements of Operations Q - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Revenues		$ 28,401,871	$ 8,570,657	$ 50,039,632	$ 26,788,920
Gains / (losses) from operations		816,982	141,633	1,091,745	616,504
Revenues and gains / (losses) from operations		29,218,853	8,712,290	51,131,377	27,405,424
Operating expenses:
Transaction expenses		28,292,777	8,536,135	49,869,727	26,659,061
Impairment of digital assets		197,702	108,466	437,608	190,939
Compensation and benefits		85,048	57,290	206,970	179,614
General and administrative		58,700	23,931	164,516	65,883
Technology		11,515	7,576	33,000	21,424
Professional fees		14,451	10,927	58,014	38,247
Notes interest expense		14,415	7,105	42,726	21,121
Total operating expenses		28,674,608	8,751,430	50,812,561	27,176,289
Other income / (expense):
Unrealized gain / (loss) on notes payable - derivative		0	(2,858)	(35,544)	(15,144)
Other income / (expense), net		957	783	2,547	2,608
Total other income / (expense)		957	(2,075)	(32,997)	(12,536)
Net income / (loss) before taxes		545,202	(41,215)	285,819	216,599
Income taxes expense / (benefit)		40,145	(7,885)	45,503	(12,602)
Net income / (loss)		505,057	(33,330)	240,316	229,201
Change in fair value of cash flow hedges		2,605	0	2,605	0
Other comprehensive income (loss)		(2,605)	0	(2,605)	0
Comprehensive income (loss)		502,452	(33,330)	237,711	229,201
Class B Unit holders of GDH LP		0	(21,079)	(204,745)	156,483
Noncontrolling interests		296,589	0	332,034	0
Class A common stockholders of the Company	[1]	$ 205,863	$ (12,251)	$ 110,422	$ 72,718
Weighted average shares outstanding used to compute net income / (loss) per share
Basic (in share)	[2]	174,709,471	125,360,919	148,730,331	118,988,998
Diluted (in shares)	[2]	221,463,809	341,208,036	375,881,574	132,996,975
Class A Common Stock
Other income / (expense):
Net income (loss) used in the calculation of basic income (loss) per share	[3]	$ 208,468	$ (12,251)	$ 113,027	$ 72,718
Net income / (loss) per share of Class A common stock
Basic (in dollars per share)	[3]	$ 1.19	$ (0.10)	$ 0.76	$ 0.61
Diluted (in dollars per share)	[3]	$ 1.01	$ (0.10)	$ 0.56	$ 0.55

[1]	For periods prior to the Reorganization Transactions, represents net income / (loss) attributable to Class A Units of GDH LP.
[2]	For periods prior to the Reorganization Transactions, represents weighted average Class A Units of GDH LP used to calculate net income / (loss) per unit.
[3]	For periods prior to the Reorganization Transactions, represents net income / (loss) per Class A Unit of GDH LP.